Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenue	$ 0	$ 0	$ 0
Operating expenses:
Research and development, including patent cost of $42,259 for the year ended December 31, 2017	(88,928)	(10,437)	(6,282)
General and administrative	(9,053)	(1,931)	(1,193)
Loss from operations	(97,981)	(12,368)	(7,475)
Foreign exchange gain (loss), net	555	(195)	13
Interest income	120	18	13
Other income	918
Interest expense			(532)
Loss on disposal of property and equipment			(27)
Net loss on equity method investment			(44)
Net loss before income tax	(96,388)	(12,545)	(8,052)
Income tax benefit
Net loss	(96,388)	(12,545)	(8,052)
Less: Net loss attributable to noncontrolling interests	(4,625)	(535)	(82)
Net loss attributable to BeyondSpring Inc.	$ (91,763)	$ (12,010)	$ (7,970)
Net loss per share
Basic and diluted (in dollars per share)	$ (4.40)	$ (0.75)	$ (0.53)
Weighted average shares outstanding
Basic and diluted (in shares)	20,866,084	16,086,419	15,171,370
Other comprehensive loss
Foreign currency translation adjustment loss	$ 1	$ 64	$ 21
Total comprehensive loss	(96,389)	(12,609)	(8,073)
Less: Comprehensive loss attributable to noncontrolling interests	(4,535)	(561)	(92)
Comprehensive loss attributable to BeyondSpring Inc.	$ (91,854)	$ (12,048)	$ (7,981)